OTHER LONG TERM ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets	$ 608	$ 1,782
Government authorities	1,208	883
Other	500	881
Other Assets, Noncurrent	$ 2,316	$ 3,546